Stock Options Awards and Grants (Details Narrative) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Weighted average grant date stock price, per share	$ 7.916	$ 7.916
Unrecognized compensation expense		$ 32,642	$ 56,745